Goodwill and Other Intangible Assets - Schedule of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,806,531	$ 1,817,119	$ 1,430,767
Total indefinite-lived intangible assets	410,120	410,120
Finite-lived intangible assets, net	3,467,840	3,677,586
Total other intangible assets, net	3,877,960	4,087,706
Trademarks, License Rights and Other [Member]
Goodwill And Intangible Assets [Line Items]
Total indefinite-lived intangible assets	312,022	312,022
Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Less: Accumulated amortization	(145,569)	(135,574)
Maryland License, Massachusetts License and Other Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	136,127	136,127
Less: Accumulated amortization	(26,896)	(24,748)
Finite-lived intangible assets, net	109,231	111,379
Borgata [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill		386,892
Borgata [Member] | Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	22,000	22,000
Detroit Wholly Owned Subsidiary | Development Rights [Member]
Goodwill And Intangible Assets [Line Items]
Total indefinite-lived intangible assets	98,098	98,098
MGM Grand Paradise [Member] | Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,478,911	4,514,073
Less: Accumulated amortization	(1,180,908)	(1,024,185)
Finite-lived intangible assets, net	3,298,003	3,489,888
MGM Macau [Member] | Land Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	84,076	84,736
Less: Accumulated amortization	(27,870)	(23,817)
Finite-lived intangible assets, net	56,206	60,919
Domestic Resorts [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	457,867	457,867	70,975
MGM China [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	1,348,664	1,359,252	$ 1,359,792
MGM China [Member] | Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	127,969	128,974
Finite-lived intangible assets, net	$ 4,400	$ 15,400